EQUITY (Tables)	12 Months Ended
Dec. 31, 2025
EQUITY.
Schedule of composition of share capital

		Issued and		Issued and
	Authorized	outstanding	Authorized	outstanding

	December 31, 2025		December 31, 2024

Ordinary shares of $0.00001 per share	350,000,000	51,376,890	350,000,000	49,726,906
Preferred shares of $0.00001 per share	1,000,000	—	1,000,000	—

Schedule of movement in issued and outstanding share capital

Number of shares
Balance as of January 1, 2024	47,894,688
Issuance of Ordinary shares (see Notes 16c.1 and 16c.2)	754,443
Vested RSUs	460,259
Exercise of employees’ options into Ordinary shares	617,516
Balance as of December 31, 2024	49,726,906
Vested RSUs	1,012,474
Exercise of employees’ options into Ordinary shares	637,510
Balance as of December 31, 2025	51,376,890